Regulatory Matters (FY)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory Matters
Note 13.    Regulatory Matters

Regulatory Capital Requirements:

The Company and the Bank are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgements by regulators. Failure to meet capital requirements can initiate regulatory action. The final rules implementing Basel Committee on Banking Supervision’s capital guidelines for U.S. banks (Basel III rules) became effective for the Company on January 1, 2015, with full compliance with all of the requirements being phased in over a multi-year schedule, and fully phased in by January 1, 2019. Under Basel III rules, the Company must hold a capital conservation buffer above the adequately capitalized risk‑based capital ratios. The capital conservation buffer is being phased in at the rate of 0.625% per year from 0.0% in 2015 to 2.50% on January 1, 2019. The capital conservation buffer for 2017 is 1.25% and for 2016 is 0.625%. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Management believes as of December 31, 2017, the Company and Bank meet all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year end 2017 and 2016, the most recent regulatory notifications categorized both the Company and the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the Company's or the Bank's category. Management currently believes, based on internal capital analysis and earnings projections, the Company's and the Bank's capital position is adequate to meet current and future regulatory minimum capital requirements.

Regulatory Restrictions on Dividends:

Pursuant to Tennessee banking law, the Bank may not, without the prior consent of the Commissioner of the Tennessee Department of Financial Institutions (TDFI), pay any dividends to the Company in a calendar year in excess of the total of the Bank's retained net income for that year plus the retained net income for the preceding two years. During the year ended December 31, 2017, SmartBank paid no dividends to the Company. As of December 31, 2017, the Bank could pay approximately $11.5 million of additional dividends to the Company without prior approval of the Commissioner of the TDFI.

Regulatory Capital Levels:

Actual and required capital levels at December 31, 2017 and 2016 are presented below (dollars in thousands):

	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions (1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2017
SmartFinancial, Inc.
Total Capital (to Risk-Weighted Assets)	$163,683	10.98%	$119,257	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	157,823	10.59%	89,442	6.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	157,823	10.59%	67,082	4.50%
Tier 1 Capital (to Average Assets)	157,823	10.78%	58,562	4.00%

SmartBank
Total Capital (to Risk-Weighted Assets)	$168,148	11.29%	$119,111	8.00%	$148,889	10.00%
Tier 1 Capital (to Risk-Weighted Assets)	162,288	10.90%	89,333	6.00%	119,111	8.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	162,288	10.90%	67,000	4.50%	96,778	6.50%
Tier 1 Capital (to Average Assets)	162,288	11.26%	57,656	4.00%	72,070	5.00%
 (1) The prompt corrective action provisions are applicable at the Bank level only.

	Actual		Minimum for capital adequacy purposes		Minimum to be well capitalized under prompt corrective action provisions (1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2016
SmartFinancial, Inc.
Total Capital (to Risk-Weighted Assets)	$105,756	11.99%	$70,553	8.00%
Tier 1 Capital (to Risk-Weighted Assets)	100,651	11.42%	52,915	6.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	88,651	10.05%	39,686	4.50%
Tier 1 Capital (to Average Assets)	100,651	9.81%	41,052	4.00%

SmartBank
Total Capital (to Risk-Weighted Assets)	$104,705	11.88%	$70,535	8.00%	$88,169	10.00%
Tier 1 Capital (to Risk-Weighted Assets)	99,600	11.30%	52,901	6.00%	70,535	8.00%
Common Equity Tier 1 Capital (to Risk-Weighted Assets)	99,600	11.30%	39,676	4.50%	57,310	6.50%
Tier 1 Capital (to Average Assets)	99,600	9.71%	41,041	4.00%	51,301	5.00%
 (1) The prompt corrective action provisions are applicable at the Bank level only.